Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
Central Index Key	dei_EntityCentralIndexKey	0000863209
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2011
Prospectus Date	rr_ProspectusDate	Aug 1, 2011

DWS UST Money Class S | Treasury Portfolio
Treasury Portfolio
Investment Objective
The fund seeks to provide maximum current income consistent with stability of capital.

Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares.

SHAREHOLDER FEES

(paid directly from your investment)
Shareholder Fees - (USD $)	DWS UST Money Class S Treasury Portfolio DWS U.S. Treasury Money Fund Class S
SHAREHOLDER FEES (paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Annual Fund Operating Expenses	DWS UST Money Class S Treasury Portfolio DWS U.S. Treasury Money Fund Class S
Management fee	0.05%
Distribution/Service (12b-1) fees	none
Other expenses	0.27%
Total annual fund operating expenses	0.32%

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
DWS UST Money Class S Treasury Portfolio DWS U.S. Treasury Money Fund Class S	33	103	180	406

Principal Investment Strategy

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.

The fund pursues its objective by investing in short-term US Treasury securities paying a fixed, variable or floating interest rate and in repurchase agreements backed by US Treasury securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

Main Risks

There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, this share price isn't guaranteed, and if it falls below  $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the  $1.00 share price. The share price could fall below  $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below  $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Performance prior to class inception is based on the performance of the fund's Institutional Shares, adjusted to reflect the higher expenses of DWS U.S. Treasury Money Fund Class S Shares. Institutional Shares are offered in a separate prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (DWS U.S. Treasury Money Fund Class S)

Returns for other classes were different and are not shown here.

Best Quarter: 1.31%, Q1 2001	Worst Quarter: 0.00%, Q1 2010
Year-to-Date as of 6/30/11: 0.00%

Average Annual Total Returns (for periods ended 12/31/2010 expressed as a %)

Average Annual Total Returns -	Class Inception	1 Year	5 Years	10 Years
DWS UST Money Class S Treasury Portfolio DWS U.S. Treasury Money Fund Class S	May 18, 2007	0.01%	2.16%	2.01%

Total returns would have been lower if operating expenses hadn't been reduced.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
DWS UST Money Class S | Treasury Portfolio | DWS U.S. Treasury Money Fund Class S
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution/Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	33
3 Years	rr_ExpenseExampleYear03	103
5 Years	rr_ExpenseExampleYear05	180
10 Years	rr_ExpenseExampleYear10	406
Annual Return 2001	rr_AnnualReturn2001	3.56%
Annual Return 2002	rr_AnnualReturn2002	1.35%
Annual Return 2003	rr_AnnualReturn2003	0.75%
Annual Return 2004	rr_AnnualReturn2004	0.93%
Annual Return 2005	rr_AnnualReturn2005	2.79%
Annual Return 2006	rr_AnnualReturn2006	4.62%
Annual Return 2007	rr_AnnualReturn2007	4.62%
Annual Return 2008	rr_AnnualReturn2008	1.58%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date as of 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 18, 2007
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	2.01%
DWS UST Money Class S | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide maximum current income consistent with stability of capital.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES

		(paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Expense Example [Heading]	rr_ExpenseExampleHeading

EXAMPLE

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategy

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.

The fund pursues its objective by investing in short-term US Treasury securities paying a fixed, variable or floating interest rate and in repurchase agreements backed by US Treasury securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

Risk [Heading]	rr_RiskHeading

Main Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, this share price isn't guaranteed, and if it falls below  $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the  $1.00 share price. The share price could fall below  $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below  $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, this share price isn't guaranteed, and if it falls below  $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the  $1.00 share price. The share price could fall below  $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below  $1.00, as could periods of high redemption pressures and/or illiquid markets.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Past Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Performance prior to class inception is based on the performance of the fund's Institutional Shares, adjusted to reflect the higher expenses of DWS U.S. Treasury Money Fund Class S Shares. Institutional Shares are offered in a separate prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading

CALENDAR YEAR TOTAL RETURNS (%) (DWS U.S. Treasury Money Fund Class S)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns for other classes were different and are not shown here.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 1.31%, Q1 2001	Worst Quarter: 0.00%, Q1 2010
Year-to-Date as of 6/30/11: 0.00%

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns (for periods ended 12/31/2010 expressed as a %)

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Total returns would have been lower if operating expenses hadn't been reduced.

Institutional Shares | Treasury Portfolio
Treasury Portfolio
Investment Objective
The fund seeks to provide maximum current income consistent with stability of capital.

Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares.

SHAREHOLDER FEES

(paid directly from your investment)
Shareholder Fees - (USD $)	Institutional Shares Treasury Portfolio
SHAREHOLDER FEES (paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Institutional Shares Treasury Portfolio
Management fee	0.05%
Distribution/Service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.24%

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares Treasury Portfolio	25	77	135	306

Principal Investment Strategy

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.

The fund pursues its objective by investing in short-term US Treasury securities paying a fixed, variable or floating interest rate and in repurchase agreements backed by US Treasury securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

Main Risks

There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, this share price isn't guaranteed, and if it falls below  $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the  $1.00 share price. The share price could fall below  $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below  $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dbadvisorsliquidity.com/US (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Institutional Shares)

Returns for other classes were different and are not shown here.

Best Quarter: 1.36%, Q1 2001	Worst Quarter: 0.00%, Q1 2010
Year-to-Date as of 6/30/11: 0.00%

Average Annual Total Returns (for periods ended 12/31/2010 expressed as a %)

Average Annual Total Returns -	Class Inception	1 Year	5 Years	10 Years
Institutional Shares Treasury Portfolio	Dec 17, 1991	0.01%	2.24%	2.14%

Total returns would have been lower if operating expenses hadn't been reduced. For more recent performance information, contact the financial services firm from which you obtained this prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Institutional Shares | Treasury Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution/Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.24%
1 Year	rr_ExpenseExampleYear01	25
3 Years	rr_ExpenseExampleYear03	77
5 Years	rr_ExpenseExampleYear05	135
10 Years	rr_ExpenseExampleYear10	306
Annual Return 2001	rr_AnnualReturn2001	3.74%
Annual Return 2002	rr_AnnualReturn2002	1.52%
Annual Return 2003	rr_AnnualReturn2003	0.92%
Annual Return 2004	rr_AnnualReturn2004	1.10%
Annual Return 2005	rr_AnnualReturn2005	2.96%
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	4.75%
Annual Return 2008	rr_AnnualReturn2008	1.66%
Annual Return 2009	rr_AnnualReturn2009	0.10%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date as of 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec 17, 1991
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	2.14%
Institutional Shares | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide maximum current income consistent with stability of capital.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES

		(paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategy

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.

The fund pursues its objective by investing in short-term US Treasury securities paying a fixed, variable or floating interest rate and in repurchase agreements backed by US Treasury securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

Risk [Heading]	rr_RiskHeading

Main Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, this share price isn't guaranteed, and if it falls below  $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the  $1.00 share price. The share price could fall below  $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below  $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, this share price isn't guaranteed, and if it falls below  $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the  $1.00 share price. The share price could fall below  $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below  $1.00, as could periods of high redemption pressures and/or illiquid markets.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Past Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dbadvisorsliquidity.com/US (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dbadvisorsliquidity.com/US
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading

CALENDAR YEAR TOTAL RETURNS (%) (Institutional Shares)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns for other classes were different and are not shown here.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 1.36%, Q1 2001	Worst Quarter: 0.00%, Q1 2010
Year-to-Date as of 6/30/11: 0.00%

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns (for periods ended 12/31/2010 expressed as a %)

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Total returns would have been lower if operating expenses hadn't been reduced. For more recent performance information, contact the financial services firm from which you obtained this prospectus.

Invest Class | Treasury Portfolio
Treasury Portfolio
Investment Objective
The fund seeks to provide maximum current income consistent with stability of capital.

Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares.

SHAREHOLDER FEES

(paid directly from your investment)
Shareholder Fees - (USD $)	Invest Class Treasury Portfolio Investment Class
SHAREHOLDER FEES (paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Annual Fund Operating Expenses	Invest Class Treasury Portfolio Investment Class
Management fee	0.05%
Distribution/Service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual fund operating expenses	0.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Invest Class Treasury Portfolio Investment Class	59	186	324	726

Principal Investment Strategy

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.

The fund pursues its objective by investing in short-term US Treasury securities paying a fixed, variable or floating interest rate and in repurchase agreements backed by US Treasury securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

Main Risks

There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, this share price isn't guaranteed, and if it falls below  $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the  $1.00 share price. The share price could fall below  $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below  $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Performance prior to class inception is based on the performance of the fund's Institutional Shares, adjusted to reflect the higher expenses of Investment Class shares. Institutional Shares are offered in a separate prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Investment Class)

Returns for other classes were different and are not shown here.

Best Quarter: 1.25%, Q1 2001	Worst Quarter: 0.00%, Q1 2010
Year-to-Date as of 6/30/11: 0.00%

Average Annual Total Returns (for periods ended 12/31/2010 expressed as a %)

Average Annual Total Returns -	Class Inception	1 Year	5 Years	10 Years
Invest Class Treasury Portfolio Investment Class	May 18, 2007	0.01%	1.99%	1.80%

Total returns would have been lower if operating expenses hadn't been reduced. For more recent performance information, contact the financial services firm from which you obtained this prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Invest Class | Treasury Portfolio | Investment Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution/Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2001	rr_AnnualReturn2001	3.30%
Annual Return 2002	rr_AnnualReturn2002	1.09%
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.67%
Annual Return 2005	rr_AnnualReturn2005	2.52%
Annual Return 2006	rr_AnnualReturn2006	4.35%
Annual Return 2007	rr_AnnualReturn2007	4.33%
Annual Return 2008	rr_AnnualReturn2008	1.32%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date as of 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 18, 2007
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	1.80%
Invest Class | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide maximum current income consistent with stability of capital.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES

		(paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Expense Example [Heading]	rr_ExpenseExampleHeading

EXAMPLE

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategy

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.

The fund pursues its objective by investing in short-term US Treasury securities paying a fixed, variable or floating interest rate and in repurchase agreements backed by US Treasury securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

Risk [Heading]	rr_RiskHeading

Main Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, this share price isn't guaranteed, and if it falls below  $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the  $1.00 share price. The share price could fall below  $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below  $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, this share price isn't guaranteed, and if it falls below  $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the  $1.00 share price. The share price could fall below  $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below  $1.00, as could periods of high redemption pressures and/or illiquid markets.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Past Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Performance prior to class inception is based on the performance of the fund's Institutional Shares, adjusted to reflect the higher expenses of Investment Class shares. Institutional Shares are offered in a separate prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading

CALENDAR YEAR TOTAL RETURNS (%) (Investment Class)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns for other classes were different and are not shown here.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 1.25%, Q1 2001	Worst Quarter: 0.00%, Q1 2010
Year-to-Date as of 6/30/11: 0.00%

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns (for periods ended 12/31/2010 expressed as a %)

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Total returns would have been lower if operating expenses hadn't been reduced. For more recent performance information, contact the financial services firm from which you obtained this prospectus.

Premier MM Shares | Treasury Portfolio
Treasury Portfolio
Investment Objective
The fund seeks to provide maximum current income consistent with stability of capital.

Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares.

SHAREHOLDER FEES

(paid directly from your investment)
Shareholder Fees - (USD $)	Premier MM Shares Treasury Portfolio Premier Money Market Shares
SHAREHOLDER FEES (paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Annual Fund Operating Expenses	Premier MM Shares Treasury Portfolio Premier Money Market Shares
Management fee	0.05%
Distribution/Service (12b-1) fees	0.25%
Other expenses	0.60%
Total annual fund operating expenses	0.90%

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Premier MM Shares Treasury Portfolio Premier Money Market Shares	92	287	498	1,108

Principal Investment Strategy

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.

The fund pursues its objective by investing in short-term US Treasury securities paying a fixed, variable or floating interest rate and in repurchase agreements backed by US Treasury securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

Main Risks

There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, this share price isn't guaranteed, and if it falls below  $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the  $1.00 share price. The share price could fall below  $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below  $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Premier Money Market Shares)

Returns for other classes were different and are not shown here.

Best Quarter: 1.21%, Q1 2001	Worst Quarter: 0.00%, Q1 2010
Year-to-Date as of 6/30/11: 0.00%

Average Annual Total Returns (for periods ended 12/31/2010 expressed as a %)

Average Annual Total Returns -	Class Inception	1 Year	5 Years	10 Years
Premier MM Shares Treasury Portfolio Premier Money Market Shares	Apr 28, 2000	0.01%	1.82%	1.56%

Total returns would have been lower if operating expenses hadn't been reduced. For more recent performance information, contact the financial services firm from which you obtained this prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Premier MM Shares | Treasury Portfolio | Premier Money Market Shares
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution/Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2001	rr_AnnualReturn2001	2.98%
Annual Return 2002	rr_AnnualReturn2002	0.82%
Annual Return 2003	rr_AnnualReturn2003	0.21%
Annual Return 2004	rr_AnnualReturn2004	0.36%
Annual Return 2005	rr_AnnualReturn2005	2.19%
Annual Return 2006	rr_AnnualReturn2006	4.04%
Annual Return 2007	rr_AnnualReturn2007	4.02%
Annual Return 2008	rr_AnnualReturn2008	1.09%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date as of 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr 28, 2000
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	1.56%
Premier MM Shares | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide maximum current income consistent with stability of capital.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

SHAREHOLDER FEES

		(paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategy

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.

The fund pursues its objective by investing in short-term US Treasury securities paying a fixed, variable or floating interest rate and in repurchase agreements backed by US Treasury securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

Risk [Heading]	rr_RiskHeading

Main Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, this share price isn't guaranteed, and if it falls below  $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the  $1.00 share price. The share price could fall below  $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below  $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, this share price isn't guaranteed, and if it falls below  $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the  $1.00 share price. The share price could fall below  $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below  $1.00, as could periods of high redemption pressures and/or illiquid markets.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Past Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading

CALENDAR YEAR TOTAL RETURNS (%) (Premier Money Market Shares)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns for other classes were different and are not shown here.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 1.21%, Q1 2001	Worst Quarter: 0.00%, Q1 2010
Year-to-Date as of 6/30/11: 0.00%

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns (for periods ended 12/31/2010 expressed as a %)

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Total returns would have been lower if operating expenses hadn't been reduced. For more recent performance information, contact the financial services firm from which you obtained this prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 1, 2011